Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 98,943	$ 97,834	$ 97,646
FVTPL Securities	13,939	13,568	13,790
FVOCI Securities	70,574	73,407	68,407
Business and Government Loans	248,752	245,662	231,844
Derivative Assets
Derivative Assets	34,054	36,815	22,035
Derivative Liabilities
Derivative Liabilities	29,430	30,375	$ 23,231
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	98,943	97,834
FVTPL Securities	13,939	13,568
FVOCI Securities	70,574	73,407
Business and Government Loans	7,025	5,357
Precious Metals	4,471	5,328
Fair value liabilities	55,614	48,617
Securities sold but not yet purchased	34,164	29,376
Structured note liabilities	20,297	18,073
Investment contract liabilities	1,153	1,168
Derivative Assets
Derivative Assets	34,054	36,815
Derivative Liabilities
Derivative Liabilities	29,430	30,375
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,114	10,900
FVTPL Securities	914	601
FVOCI Securities	20,143	22,450
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,184	8,335
FVTPL Securities	1,407	1,429
FVOCI Securities	4,168	4,747
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,584	8,418
FVTPL Securities	48	44
FVOCI Securities	16,669	17,694
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	362	503
FVOCI Securities	4,987	5,276
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,896	2,516
FVTPL Securities	94	94
FVOCI Securities	8,346	7,381
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,858	12,297
FVTPL Securities	2	3
FVOCI Securities	13,186	12,532
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10,828	11,041
FVTPL Securities	7,878	7,897
FVOCI Securities	2,977	3,234
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	135	67
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	45,982	43,757
FVTPL Securities	3,596	3,500
FVOCI Securities	98	93
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	12,819	14,929
Derivative Liabilities
Derivative Liabilities	9,395	10,893
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	14,895	10,826
Derivative Liabilities
Derivative Liabilities	12,320	10,612
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,289	2,588
Derivative Liabilities
Derivative Liabilities	913	2,333
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	4,045	8,461
Derivative Liabilities
Derivative Liabilities	6,788	6,523
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	6	11
Derivative Liabilities
Derivative Liabilities	14	14
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	69,114	62,667
FVTPL Securities	2,711	2,289
FVOCI Securities	34,886	42,664
Business and Government Loans	0
Precious Metals	4,471	5,328
Fair value liabilities	26,922	19,740
Securities sold but not yet purchased	26,922	19,740
Derivative Assets
Derivative Assets	1,320	887
Derivative Liabilities
Derivative Liabilities	702	831
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,650	6,529
FVTPL Securities	713	452
FVOCI Securities	19,210	20,765
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,209	1,868
FVTPL Securities	258	180
FVOCI Securities	2,409	2,604
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,137	5,702
FVTPL Securities	11
FVOCI Securities	8,327	14,852
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	10	16
FVOCI Securities	10	8
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,720	1,021
FVOCI Securities	4,373	3,643
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,406	3,767
FVTPL Securities	100	70
FVOCI Securities	557	792
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	45,982	43,757
FVTPL Securities	1,629	1,587
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	9	13
Derivative Liabilities
Derivative Liabilities	20	22
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	1	1
Derivative Liabilities
Derivative Liabilities	2	3
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	235	123
Derivative Liabilities
Derivative Liabilities	225	350
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,075	750
Derivative Liabilities
Derivative Liabilities	455	456
Valued using quoted market prices [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	0
Derivative Liabilities
Derivative Liabilities	0
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	29,126	34,364
FVTPL Securities	9,271	9,376
FVOCI Securities	35,589	30,649
Business and Government Loans	3,823	3,412
Fair value liabilities	28,692	28,877
Securities sold but not yet purchased	7,242	9,636
Structured note liabilities	20,297	18,073
Investment contract liabilities	1,153	1,168
Derivative Assets
Derivative Assets	32,734	35,928
Derivative Liabilities
Derivative Liabilities	28,724	29,540
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,464	4,371
FVTPL Securities	201	149
FVOCI Securities	933	1,685
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,975	6,467
FVTPL Securities	1,149	1,249
FVOCI Securities	1,759	2,143
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,447	2,716
FVTPL Securities	37	44
FVOCI Securities	8,342	2,842
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	352	487
FVOCI Securities	4,976	5,267
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,176	1,495
FVTPL Securities	94	94
FVOCI Securities	3,973	3,738
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	12,155	11,487
FVTPL Securities	2	3
FVOCI Securities	13,186	12,532
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,422	7,274
FVTPL Securities	7,778	7,827
FVOCI Securities	2,420	2,442
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	135	67
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	0	0
FVTPL Securities	10	10
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	12,810	14,916
Derivative Liabilities
Derivative Liabilities	9,375	10,871
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	14,894	10,825
Derivative Liabilities
Derivative Liabilities	12,318	10,609
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	2,054	2,465
Derivative Liabilities
Derivative Liabilities	688	1,983
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	2,970	7,711
Derivative Liabilities
Derivative Liabilities	6,333	6,067
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	6	11
Derivative Liabilities
Derivative Liabilities	10	10
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	703	803
FVTPL Securities	1,957	1,903
FVOCI Securities	99	94
Business and Government Loans	3,202	1,945
Derivative Liabilities
Derivative Liabilities	4	4
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	703	803
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,957	1,903
FVOCI Securities	98	93
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 4	$ 4